Earnings / (Loss) Per Share (Details)	6 Months Ended
Jun. 30, 2025 vote
Class A Ordinary Shares [Member]
Earnings / (Loss) Per Share [line items]
Number of votes granted	1
Class V Ordinary Shares [Member]
Earnings / (Loss) Per Share [line items]
Number of votes granted	10